Other Assets - Components of Other within Other Assets (Details) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 2,905		$ 2,781
Accrued interest receivable	1,755		1,461
Bank owned life insurance policies	4,242		4,154
Leased vehicles	870		937
Cash collateral	3,517		2,019
Due from clients, dealers and brokers	177		236
Insurance-related assets	1,163		822
Other employee future benefits assets	46
Precious metals	1,719		1,603
Total	16,580	[1]	14,677
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	(143)		408	$ 144
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 186		$ 664

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).